J.P. Morgan Mortgage Trust 2020-9 ABS-15G

Exhibit 99.17

JPMMT 2020-9 Rebuttal Findings Report
Seller:

Deal ID:

Total Loan Count: 1
Loan Number	Last Name	Note Date	Original Loan Amount	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Final Rating	Final Credit Rating	Final Compliance Rating	Final Property Valuation Rating	Final Overall Grade(Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Loan Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)
301558096	XXXX	XXXX	XXXX	(Clear) TRID - NMLS Missing- The Loan Originator's name on the LE issued on XXXX does not match the name on the NMLS site. Response 1 (11/27/2019 3:46PM) The provided documentation is insufficient to cure the finding. Although the NMLS number matches the 1003, the violation is in reference to the Loan Estimate issued XXXX Loan Originator's name on the LE issued on XXXX does not match the name on the NMLS site.(Upheld) Response 2 (12/02/2019 3:53PM) The provided documentation is sufficient to cure the finding. (Resolved)	(Clear) Miscellaneous- The Loan Transmittal Summary/1008 is not signed by the originating underwriter. Please provide. Response 1 (11/27/2019 2:49PM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The XXXX XXXX product supports the appraised value. Meets guidelines.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A